UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — 21.8%
BMW Vehicle Lease Trust,
Series 2021-2, Class A3,
0.330%, due 12/26/24	28,000,000	27,228,354
Canadian Pacer Auto Receivables Trust,
Series 2020-1A, Class B,
2.000%, due 07/21/25[1]	1,590,000	1,559,104
CarMax Auto Owner Trust,
Series 2021-1, Class A4,
0.530%, due 10/15/26	1,235,000	1,158,177
Series 2021-2, Class A4,
0.810%, due 12/15/26	1,500,000	1,418,440
Series 2022-2, Class A2A,
2.810%, due 05/15/25	3,291,000	3,273,613
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[1]	4,075,000	3,930,827
Series 2021-2, Class A2,
0.540%, due 03/14/29[1]	1,342,243	1,292,168
Chesapeake Funding II LLC,
Series 2019-1A, Class A1,
2.940%, due 04/15/31[1]	317,773	317,713
Series 2019-2A, Class A1,
1.950%, due 09/15/31[1]	715,927	714,321
CNH Equipment Trust,
Series 2021-B, Class A3,
0.440%, due 08/17/26	1,364,000	1,306,612
Series 2022-A, Class A2,
2.390%, due 08/15/25	6,600,000	6,510,722
Dell Equipment Finance Trust,
Series 2021-2, Class A3,
0.530%, due 12/22/26[1]	4,920,000	4,711,934
Enterprise Fleet Financing LLC,
Series 2018-3, Class A3,
3.550%, due 05/20/24[1]	4,131,840	4,125,482
Series 2019-2, Class A2,
2.290%, due 02/20/25[1]	1,994,050	1,992,297
Series 2020-2, Class A3,
0.650%, due 07/20/26[1]	1,240,000	1,174,181
Ford Credit Auto Owner Trust,
Series 2017-2, Class A,
2.360%, due 03/15/29[1]	12,000,000	11,992,602
Ford Credit Floorplan Master Owner Trust,
Series 2019-3, Class A1,
2.230%, due 09/15/24	10,000,000	9,991,892
Series 2019-3, Class B,
2.420%, due 09/15/24	34,918,000	34,844,822

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
GM Financial Automobile Leasing Trust,
Series 2021-1, Class A4,
0.330%, due 02/20/25	1,280,000	1,249,115
Series 2021-3, Class A4,
0.500%, due 07/21/25	1,255,000	1,198,696
GM Financial Consumer Automobile Receivables Trust,
Series 2020-2, Class B,
2.540%, due 08/18/25	1,000,000	982,226
Series 2020-3, Class C,
1.370%, due 01/16/26	2,150,000	2,052,798
Series 2021-1, Class B,
0.750%, due 05/17/27	2,125,000	1,992,805
GM Financial Floorplan Owner Revolving Trust,
Series 2019-2, Class A,
2.900%, due 04/15/26[1]	4,760,000	4,704,650
Series 2020-1, Class A,
0.680%, due 08/15/25[1]	4,328,000	4,198,330
Series 2020-2, Class B,
0.960%, due 10/15/25[1]	500,000	481,191
GreatAmerica Leasing Receivables Funding LLC,
Series 2020-1, Class B,
2.000%, due 02/16/26[1]	4,880,000	4,749,866
Harley-Davidson Motorcycle Trust,
Series 2021-A, Class A4,
0.530%, due 09/15/28	597,000	567,449
Hyundai Auto Lease Securitization Trust,
Series 2021-B, Class B,
0.620%, due 03/16/26[1]	12,045,000	11,521,959
Series 2021-C, Class A3,
0.380%, due 09/16/24[1]	2,304,000	2,227,928
Series 2022-A, Class A4,
1.320%, due 12/15/25[1]	1,000,000	963,164
Master Credit Card Trust,
Series 2021-1A, Class A,
0.530%, due 11/21/25[1]	17,000,000	16,153,009
MMAF Equipment Finance LLC,
Series 2017-B, Class A4,
2.410%, due 11/15/24[1]	464,436	463,951
Series 2017-B, Class A5,
2.720%, due 06/15/40[1]	19,573,000	19,242,807
Series 2020-BA, Class A3,
0.490%, due 08/14/25[1]	2,889,000	2,763,062
Nissan Auto Lease Trust,
Series 2021-A, Class A4,
0.650%, due 07/15/26	7,000,000	6,711,260

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Nissan Auto Receivables Owner Trust,
Series 2019-A, Class A3,
2.900%, due 10/16/23	318,528	318,571
Series 2020-B, Class A4,
0.710%, due 02/16/27	3,305,000	3,198,571
Santander Consumer Auto Receivables Trust,
Series 2020-AA, Class A,
1.370%, due 10/15/24[1]	307,511	306,906
Series 2020-BA, Class B,
0.770%, due 12/15/25[1]	7,820,000	7,596,956
Series 2020-BA, Class C,
1.290%, due 04/15/26[1]	900,000	866,824
Series 2021-AA, Class A4,
0.480%, due 06/15/26[1]	1,290,000	1,229,244
Series 2021-AA, Class B,
0.710%, due 08/17/26[1]	1,250,000	1,175,566
Santander Retail Auto Lease Trust,
Series 2019-C, Class B,
2.170%, due 11/20/23[1]	2,109,599	2,108,428
Series 2020-B, Class A3,
0.570%, due 04/22/24[1]	1,200,000	1,173,601
Series 2020-B, Class A4,
0.650%, due 12/20/24[1]	5,725,000	5,531,672
Series 2021-A, Class A3,
0.510%, due 07/22/24[1]	5,349,000	5,190,812
Series 2021-B, Class A3,
0.510%, due 08/20/24[1]	3,500,000	3,379,835
Series 2021-B, Class C,
1.100%, due 06/20/25[1]	500,000	473,687
Series 2021-C, Class B,
0.830%, due 03/20/26[1]	10,500,000	9,946,283
Series 2022-A, Class A3,
1.340%, due 07/21/25[1]	2,000,000	1,910,930
Series 2022-B, Class A2,
2.840%, due 05/20/25[1]	3,446,000	3,425,397
Toyota Auto Receivables Owner Trust,
Series 2018-D, Class A4,
3.300%, due 02/15/24	1,366,433	1,367,413
Series 2019-A, Class A3,
2.910%, due 07/17/23	192,058	191,981
Toyota Lease Owner Trust,
Series 2021-B, Class A3,
0.420%, due 10/21/24[1]	5,860,000	5,657,354
Transportation Finance Equipment Trust,
Series 2019-1, Class B,
2.060%, due 05/23/24[1]	2,595,000	2,553,877

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (concluded)
Verizon Owner Trust,
Series 2019-B, Class A1A,
2.330%, due 12/20/23	126,658	126,569
Series 2020-C, Class B,
0.670%, due 04/21/25	1,000,000	957,689
World Financial Network Credit Card Master Trust,
Series 2019-C, Class M,
2.710%, due 07/15/26	16,180,000	16,174,999
World Omni Auto Receivables Trust,
Series 2018-D, Class A3,
3.330%, due 04/15/24	72,510	72,543

Total asset-backed securities (cost — $275,725,577)		274,703,235

Certificates of deposit — 6.4%
Barclays Bank PLC
SOFR + 0.620%,
2.150%, due 04/05/23[2]	15,000,000	15,000,000
MUFG Bank Ltd.
0.760%, due 01/17/23	20,000,000	20,000,000
SOFR + 0.190%,
1.720%, due 08/24/22[2]	10,500,000	10,497,801
Toronto-Dominion Bank
1.114%, due 03/30/23	15,000,000	15,000,000
Westpac Banking Corp.
SOFR + 0.500%,
2.030%, due 03/24/23[1,2]	20,000,000	20,000,000

Total Certificates of deposit (cost — $80,497,801)		80,497,801

Commercial paper — 16.2%
Barclays Bank PLC
0.684%, due 01/03/23[3]	10,000,000	9,971,153
0.787%, due 01/03/23[3]	10,000,000	9,966,847
Enel Finance America LLC
0.787%, due 01/10/23[3]	10,000,000	9,965,350
1.850%, due 08/01/22	10,000,000	10,000,000
2.001%, due 11/01/22[3]	10,000,000	9,950,167
Energy Transfer LP
2.992%, due 08/01/22[3]	27,000,000	27,000,000
General Motors Financial Co., Inc.
2.730%, due 08/01/22	25,000,000	25,000,000
3.000%, due 09/09/22	10,000,000	9,967,500
Hyundai Capital America
0.643%, due 12/01/22[3]	8,000,000	7,982,920

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Commercial paper — (concluded)
Kinder Morgan, Inc.
2.637%, due 08/01/22[3]	29,000,000	29,000,000
Mondelez International, Inc.
1.979%, due 08/03/22[3]	21,000,000	20,997,725
2.620%, due 08/25/22	8,800,000	8,784,629
Suncor Energy, Inc.
2.050%, due 08/02/22	9,961,000	9,960,433
Verizon Communications, Inc.
2.750%, due 09/13/22	15,000,000	14,950,729

Total commercial paper (cost — $203,497,453)		203,497,453

Corporate bonds — 48.7%
Aerospace & defense — 0.5%
Boeing Co.
2.800%, due 03/01/23	6,187,000	6,160,271

Auto manufacturers — 3.0%
American Honda Finance Corp.
0.875%, due 07/07/23	5,000,000	4,889,761
Toyota Motor Credit Corp.
SOFR + 0.290%,
1.688%, due 09/13/24[2]	16,000,000	15,793,056
Volkswagen Group of America Finance LLC
SOFR + 0.950%,
2.276%, due 06/07/24[1,2]	5,000,000	4,990,920
4.250%, due 11/13/23[1]	11,897,000	11,951,459

		37,625,196

Banks — 28.9%
ANZ New Zealand International Ltd.
1.900%, due 02/13/23[1]	2,250,000	2,233,450
Bank of America Corp.
SOFR + 1.100%,
2.630%, due 04/25/25[2,4]	8,000,000	7,906,934
Bank of Montreal
SOFR + 0.265%,
1.721%, due 09/15/23[2]	5,475,000	5,424,963
SOFR + 0.320%,
1.853%, due 07/09/24[2]	2,000,000	1,966,080
Bank of Nova Scotia
0.400%, due 09/15/23	12,000,000	11,617,490
SOFR + 0.445%,
1.977%, due 04/15/24[2,4]	26,882,000	26,573,753

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
Banque Federative du Credit Mutuel SA
SOFR + 0.410%,
1.524%, due 02/04/25[1,2]	10,000,000	9,789,111
3.750%, due 07/20/23[1]	1,900,000	1,904,740
BNP Paribas SA
3.250%, due 03/03/23	10,000,000	10,001,055
Canadian Imperial Bank of Commerce
SOFR + 0.400%,
1.812%, due 12/14/23[2]	4,577,000	4,539,467
SOFR + 0.420%,
1.952%, due 10/18/24[2]	15,000,000	14,673,265
Cooperatieve Rabobank UA
3.875%, due 09/26/23[1]	23,000,000	23,106,219
Credit Agricole SA
3.750%, due 04/24/23[1]	5,000,000	4,994,888
Credit Suisse AG
1.000%, due 05/05/23	20,000,000	19,584,214
Credit Suisse Group AG
3.800%, due 06/09/23	10,000,000	9,965,317
Deutsche Bank AG,
Series E,
SOFR + 0.500%,
1.643%, due 11/08/23[2]	12,000,000	11,863,692
Federation des Caisses Desjardins du Quebec
SOFR + 0.430%,
1.644%, due 05/21/24[1,2]	4,307,000	4,226,050
Fifth Third Bancorp
3.650%, due 01/25/24	12,000,000	11,991,961
Fifth Third Bank NA
1.800%, due 01/30/23	1,865,000	1,853,779
Goldman Sachs Group, Inc.
SOFR + 0.490%,
2.018%, due 10/21/24[2]	5,000,000	4,888,008
3.625%, due 01/22/23	10,000,000	10,026,980
ING Groep NV
4.100%, due 10/02/23	12,000,000	12,065,564
JPMorgan Chase & Co.
SOFR + 0.920%,
2.140%, due 02/24/26[2]	10,000,000	9,735,220
Lloyds Banking Group PLC
4.050%, due 08/16/23	15,000,000	15,041,916
Mitsubishi UFJ Financial Group, Inc.
3.455%, due 03/02/23	8,033,000	8,037,831

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (concluded)
3.761%, due 07/26/23	5,000,000	4,998,370
Mizuho Bank Ltd.
3.500%, due 03/21/23[1]	550,000	549,852
National Bank of Canada
SOFR + 0.490%,
1.623%, due 08/06/24[2]	4,960,000	4,896,709
NatWest Group PLC
3.875%, due 09/12/23	8,000,000	7,984,630
NatWest Markets PLC
SOFR + 0.530%,
1.696%, due 08/12/24[1,2]	7,570,000	7,438,094
Royal Bank of Canada
SOFR + 0.340%,
1.873%, due 10/07/24[2]	20,000,000	19,534,779
Societe Generale SA
4.250%, due 09/14/23[1]	2,000,000	2,004,684
Sumitomo Mitsui Financial Group, Inc.
3.936%, due 10/16/23	19,000,000	19,114,380
Svenska Handelsbanken AB
0.625%, due 06/30/23[1]	10,000,000	9,745,011
Swedbank AB
0.600%, due 09/25/23[1]	1,475,000	1,425,413
Toronto-Dominion Bank
SOFR + 0.350%,
1.736%, due 09/10/24[2]	15,000,000	14,682,974
SOFR + 0.480%,
2.010%, due 01/27/23[2]	9,475,000	9,463,884
Truist Bank
SOFR + 0.200%,
1.732%, due 01/17/24[2]	7,000,000	6,909,654
Westpac Banking Corp.
SOFR + 0.300%,
1.497%, due 11/18/24[2]	10,000,000	9,850,149

		362,610,530

Chemicals — 0.8%
DuPont de Nemours, Inc.
4.205%, due 11/15/23	10,000,000	10,092,278

Diversified financial services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, due 01/23/23	5,000,000	4,980,042

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Diversified financial services — (concluded)
American Express Co.
0.750%, due 11/03/23	5,000,000	4,849,386
3.700%, due 08/03/23	10,000,000	10,041,481
Capital One Financial Corp.
3.200%, due 01/30/23	10,000,000	9,993,323
International Lease Finance Corp.
5.875%, due 08/15/22	1,520,000	1,521,160

		31,385,392

Electric — 5.0%
American Electric Power Co., Inc.,
Series F,
2.950%, due 12/15/22	19,917,000	19,891,980
Dominion Energy, Inc.
2.450%, due 01/15/23[1]	5,000,000	4,970,748
Eversource Energy
SOFR + 0.250%,
1.043%, due 08/15/23[2]	7,000,000	6,946,985
National Rural Utilities Cooperative Finance Corp.,
Series D,
SOFR + 0.330%,
1.862%, due 10/18/24[2]	15,000,000	14,820,294
Southern Co.
2.950%, due 07/01/23	10,000,000	9,964,088
Series 2021,
SOFR + 0.370%,
1.517%, due 05/10/23[2]	7,000,000	6,946,323

		63,540,418

Gas — 0.4%
CenterPoint Energy Resources Corp.
0.700%, due 03/02/23[4]	5,000,000	4,940,657

Healthcare-services — 0.6%
Aetna, Inc.
2.750%, due 11/15/22	7,373,000	7,371,848

Insurance — 0.8%
Metropolitan Life Global Funding I
SOFR + 0.300%,
1.821%, due 09/27/24[1,2]	10,000,000	9,832,046

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (concluded)
Oil & gas services — 0.8%
Schlumberger Investment SA
3.650%, due 12/01/23	10,000,000	10,089,475

Pharmaceuticals — 2.9%
AbbVie, Inc.
3.200%, due 11/06/22	4,700,000	4,697,141
3.750%, due 11/14/23	10,000,000	10,085,400
CVS Health Corp.
2.750%, due 12/01/22	10,000,000	9,992,415
4.750%, due 12/01/22	6,500,000	6,521,570
GlaxoSmithKline Capital, Inc.
2.800%, due 03/18/23	5,000,000	4,990,626

		36,287,152

Semiconductors — 0.4%
Analog Devices, Inc.
SOFR + 0.250%,
1.780%, due 10/01/24[2,4]	5,000,000	4,884,085

Software — 2.1%
Oracle Corp.
2.625%, due 02/15/23	18,044,000	17,958,630
Roper Technologies, Inc.
3.125%, due 11/15/22[4]	9,084,000	9,083,388

		27,042,018
Total corporate bonds (cost — $618,552,362)		611,861,366

Mortgage-backed securities — 6.4%
Angel Oak Mortgage Trust,
Series 2020-5, Class A1,
1.373%, due 05/25/651,[5]	3,022,710	2,883,689
Series 2020-R1, Class A1,
0.990%, due 04/25/531,[5]	6,052,895	5,822,846
Series 2021-1, Class A1,
0.909%, due 01/25/66[1],[5]	4,539,097	4,115,582
Series 2021-4, Class A1,
1.035%, due 01/20/651,[5]	3,386,776	2,894,597
Series 2021-5, Class A1,
0.951%, due 07/25/661,[5]	6,015,244	5,361,063
Series 2021-8, Class A1,
1.820%, due 11/25/661,[5]	2,520,200	2,289,841

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities — (continued)
COLT Funding LLC,
Series 2021-3R, Class A1,
1.051%, due 12/25/64[1,5]	2,649,782	2,444,897
COLT Mortgage Loan Trust,
Series 2021-2, Class A1,
0.924%, due 08/25/66[1,5]	1,776,733	1,530,139
Series 2021-3, Class A1,
0.956%, due 09/27/66[1,5]	4,533,752	3,768,139
Series 2021-6, Class A1,
1.907%, due 12/25/66[1,5]	1,706,265	1,494,427
Series 2021-HX1, Class A1,
1.110%, due 10/25/66[1,5]	8,028,696	7,107,443
Series 2022-1, Class A1,
2.284%, due 12/27/66[1,5]	2,343,547	2,124,014
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1,
0.857%, due 05/25/65[1,5]	865,938	801,027
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1,
0.715%, due 05/25/65[1,5]	1,152,109	1,103,484
Series 2022-1, Class A1,
2.205%, due 01/25/67[1,5]	1,867,667	1,748,333
GCAT Trust,
Series 2021-NQM4, Class A1,
1.093%, due 08/25/66[1,5]	5,630,454	4,875,098
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1,
1.017%, due 07/25/61[1,5]	2,787,449	2,553,659
MFA Trust,
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[1,5]	447,067	430,215
Series 2021-NQM1, Class A1,
1.153%, due 04/25/65[1,5]	1,301,810	1,202,550
Series 2021-NQM2, Class A1,
1.029%, due 11/25/64[1,5]	2,379,699	2,133,140
New Residential Mortgage Loan Trust,
Series 2021-NQM3, Class A1,
1.156%, due 11/27/56[1,5]	6,690,244	5,944,203
Verus Securitization Trust,
Series 2021-1, Class A1,
0.815%, due 01/25/66[1,5]	2,668,279	2,435,812
Series 2021-2, Class A1,
1.031%, due 02/25/66[1,5]	1,047,565	934,242
Series 2021-3, Class A1,
1.046%, due 06/25/66[1,5]	2,172,324	1,941,428

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities — (concluded)
Series 2021-4, Class A1,
0.938%, due 07/25/66[1,5]	1,397,769	1,196,006
Series 2021-5, Class A1,
1.013%, due 09/25/66[1,5]	6,440,973	5,527,221
Series 2021-R1, Class A1,
0.820%, due 10/25/63[1,5]	4,497,349	4,248,132
Series 2021-R2, Class A1,
0.918%, due 02/25/64[1,5]	1,713,403	1,586,195

Total mortgage-backed securities (cost — $89,606,990)		80,497,422

	Number of shares
Short-term investments — 0.4%
Investment companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, 1.880%[3] (cost — $4,862,441)	4,862,441	4,862,441
Investment of cash collateral from securities loaned — 0.7%
Money market funds — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.270%[3] (cost — $8,433,343)	8,433,343	8,433,343

Total investments (cost — $1,281,175,967) — 100.6%		1,264,353,061

Liabilities in excess of other assets — (0.6)%		(8,144,544)

Net assets — 100.0%		$1,256,208,517

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	274,703,235	—	274,703,235
Certificates of deposit	—	80,497,801	—	80,497,801
Commercial paper	—	203,497,453	—	203,497,453
Corporate bonds	—	611,861,366	—	611,861,366
Mortgage-backed securities	—	80,497,422	—	80,497,422
Short-term investments	—	4,862,441	—	4,862,441
Investment of cash collateral from securities loaned	—	8,433,343	—	8,433,343
Total	—	1,264,353,061	—	1,264,353,061

At July 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $351,468,025, represented 28.0% of the Fund’s net assets at period end.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
3	Rates shown reflect yield at July 31, 2022.
4	Security, or portion thereof, was on loan at the period end.
5

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Portfolio acronyms
SOFR	Secured Overnight Financing Rate

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair value determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Annual report to shareholders dated April 30, 2022.